UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Dawson Capital Management, Inc.

Address:    354 Pequot Avenue
            Southport, CT 06890

13F File Number: 028-03914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Thomas S. Galvin
Title:      CFO
Phone:      (203) 254-0091

Signature, Place and Date of Signing:


/s/ Thomas S. Galvin                 Southport, CT           August 15, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  80

Form 13F Information Table Value Total:  $349,254
                                         (thousands)

List of Other Included Managers:

No.     Form 13F File Number		Name


1. 	  028-13190 			Southport Management Limited Partnership

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2011
COLUMN 1                         COLUMN  2    COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6       COLUMN 7     COLUMN 8

                                                          VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER    VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION      MNGRS   SOLE      SHARED NONE
--------------                --------------   -----      -------  -------   --- ----  ----------      -----   ----      ------ ----
AETERNA ZENTARIS INC          COM             007975204      96       43,500 SH        SOLE            NONE       43,500
AGNICO EAGLE MINES LTD        COM             008474108     492        7,800 SH        SHARED DEFINED    1         7,800
AGNICO EAGLE MINES LTD        COM             008474108   1,705       27,000     CALL  SOLE            NONE       27,000
ALASKA AIR GROUP INC          COM             011659109   8,979      131,155 SH        SHARED DEFINED    1       131,155
ALLERGAN INC                  COM             018490102  13,982      167,950 SH        SHARED DEFINED    1       167,950
ALLSCRIPTS HEALTHCARE SOLUTN  COM             01988P108   9,978      513,780 SH        SHARED DEFINED    1       513,780
AMERICAN EAGLE OUTFITTERS NE  COM             02553E106     128       10,000 SH        SOLE            NONE       10,000
AMERICAN EXPRESS CO           COM             025816109     313        6,054 SH        SOLE            NONE        6,054
APPLE INC                     COM             037833100   3,330        9,921 SH        SHARED DEFINED    1         9,921
ARM HLDGS PLC                 SPONSORED ADR   042068106   3,541      124,565 SH        SHARED DEFINED    1       124,565
BAKER HUGHES INC              COM             057224107   6,171       85,050 SH        SHARED DEFINED    1        85,050
BEMIS INC                     COM             081437105  10,346      306,290 SH        SHARED DEFINED    1       306,290
BLUE COAT SYSTEMS INC         COM NEW         09534T508   1,150       52,585 SH        SHARED DEFINED    1        52,585
BMC SOFTWARE INC              COM             055921100   4,343       79,390 SH        SHARED DEFINED    1        79,390
BOEING CO                     COM             097023105   7,190       97,250 SH        SHARED DEFINED    1        97,250
BRIGHAM EXPLORATION CO        COM             109178103   8,959      299,340 SH        SHARED DEFINED    1       299,340
BRISTOL MYERS SQUIBB CO       COM             110122108   8,688      300,000 SH        SOLE            NONE      300,000
BROADSOFT INC                 COM             11133B409     366        9,590 SH        SOLE            NONE        9,590
BRUNSWICK CORP                COM             117043109     563       27,600 SH        SOLE            NONE       27,600
CAVIUM NETWORKS INC           COM             14965A101   3,209       73,625 SH        SHARED DEFINED    1        73,625
COMCAST CORP NEW              CL A            20030N101   7,294      287,840 SH        SHARED DEFINED    1       287,840
CONOCOPHILLIPS                COM             20825C104   8,090      107,600 SH        SHARED DEFINED    1       107,600
CONTINENTAL RESOURCES INC     COM             212015101   6,369       98,125 SH        SHARED DEFINED    1        98,125
COSTCO WHSL CORP NEW          COM             22160K105   6,225       76,620 SH        SHARED DEFINED    1        76,620
CROCS INC                     COM             227046109     384       14,900 SH        SOLE            NONE       14,900
CROSS CTRY HEALTHCARE INC     COM             227483104     114       15,000 SH        SOLE            NONE       15,000
CROWN CASTLE INTL CORP        COM             228227104   8,841      216,733 SH        SHARED DEFINED    1       216,733
DELCATH SYS INC               COM             24661P104     181       35,000 SH        SOLE            NONE       35,000
DENBURY RES INC               COM NEW         247916208     460       23,000 SH        SOLE            NONE       23,000
DIANA CONTAINERSHIPS INC      COM             Y2069P101     107       15,000 SH        SOLE            NONE       15,000
E M C CORP MASS               COM             268648102  14,985      543,920 SH        SHARED DEFINED    1       543,920
EDGAR ONLINE INC              COM             279765101   1,861    2,164,126 SH        SHARED DEFINED    1     2,164,126
EVEREST RE GROUP LTD          COM             G3223R108  10,453      127,865 SH        SHARED DEFINED    1       127,865
EXXON MOBIL CORP              COM             30231G102     814       10,000     CALL  SOLE            NONE       10,000
FOOT LOCKER INC               COM             344849104   2,863      120,507 SH        SHARED DEFINED    1       120,507
GRACE W R & CO DEL NEW        COM             38388F108     561       12,300 SH        SOLE            NONE       12,300
HERTZ GLOBAL HOLDINGS INC     COM             42805T105   5,258      331,130 SH        SHARED DEFINED    1       331,130
HONEYWELL INTL INC            COM             438516106     507        8,500 SH        SOLE            NONE        8,500
ICAGEN INC                    COM NEW         45104P500     163       26,650 SH        SOLE            NONE       26,650
JUNIPER NETWORKS INC          COM             48203R104   6,079      192,975 SH        SHARED DEFINED    1       192,975
LAM RESEARCH CORP             COM             512807108     390        8,815 SH        SOLE            NONE        8,815
LIBERTY GLOBAL INC            COM SER A       530555101   7,419      164,720 SH        SHARED DEFINED    1       164,720
LINDSAY CORP                  COM             535555106     330        4,800 SH        SOLE            NONE        4,800
MACYS INC                     COM             55616P104   4,809      164,450 SH        SHARED DEFINED    1       164,450
MEAD JOHNSON NUTRITION CO     COM             582839106     892       13,201 SH        SOLE            NONE       13,201
METLIFE INC                   COM             59156R108   8,911      203,115 SH        SHARED DEFINED    1       203,115
MONSANTO CO NEW               COM             61166W101   9,946      137,105 SH        SHARED DEFINED    1       137,105
MOSAIC CO NEW                 COM             61945C103   5,118       75,560 SH        SHARED DEFINED    1        75,560
MYLAN INC                     COM             628530107   6,762      274,100 SH        SHARED DEFINED    1       274,100
ORACLE CORP                   COM             68389X105  12,027      365,460 SH        SHARED DEFINED    1       365,460
PEOPLES UNITED FINANCIAL INC  COM             712704105     336       25,000 SH        SOLE            NONE       25,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR   71654V408     677       20,000     CALL  SOLE            NONE       20,000
PLURISTEM THERAPEUTICS INC    COM             72940R102      70       24,100 SH        SOLE            NONE       24,100
POSTROCK ENERGY CORP          COM             737525105     150       25,750 SH        SOLE            NONE       25,750
POTASH CORP SASK INC          COM             73755L107   7,744      135,885 SH        SHARED DEFINED    1       135,885
QUALCOMM INC                  COM             747525103  14,985      263,865 SH        SHARED DEFINED    1       263,865
REALNETWORKS INC              COM             75605L104     121       35,700 SH        SOLE            NONE       35,700
RICKS CABARET INTL INC        COM NEW         765641303     248       29,370 SH        SOLE            NONE       29,370
SBA COMMUNICATIONS CORP       COM             78388J106     563       14,750 SH        SOLE            NONE       14,750
SIRIUS XM RADIO INC           COM             82967N108   2,708    1,236,400 SH        SHARED DEFINED    1     1,236,400
SPDR DOW JONES INDL AVRG ETF  UT SER 1        78467X109   2,477       20,000     CALL  SOLE            NONE       20,000
SPDR S&P 500 ETF TR           TR UNIT         78462F103  25,972      196,800      PUT  SHARED DEFINED    1       196,800
SPIRIT AIRLS INC              COM             848577102     821       68,515 SH        SHARED DEFINED    1        68,515
STARBUCKS CORP                COM             855244109   8,872      224,675 SH        SHARED DEFINED    1       224,675
STILLWATER MNG CO             COM             86074Q102   2,852      129,575 SH        SHARED DEFINED    1       129,575
SYNCHRONOSS TECHNOLOGIES INC  COM             87157B103   7,867      247,939 SH        SHARED DEFINED    1       247,939
SYNTROLEUM CORP               COM             871630109     374      254,490 SH        SOLE            NONE      254,490
TALEO CORP                    CL A            87424N104   3,235       87,350 SH        SHARED DEFINED    1        87,350
TERADATA CORP DEL             COM             88076W103     311        5,170 SH        SOLE            NONE        5,170
TEVA PHARMACEUTICAL INDS LTD  ADR             881624209   5,185      107,525 SH        SHARED DEFINED    1       107,525
TIMBERLINE RES CORP           COM             887133106      27       35,000 SH        SOLE            NONE       35,000
TJX COS INC NEW               COM             872540109  10,861      206,755 SH        SHARED DEFINED    1       206,755
UNITED PARCEL SERVICE INC     CL B            911312106   1,021       14,000      PUT  SOLE            NONE       14,000
VALMONT INDS INC              COM             920253101   3,865       40,095 SH        SHARED DEFINED    1        40,095
VERISIGN INC                  COM             92343E102  12,439      371,750 SH        SHARED DEFINED    1       371,750
VIRTUALSCOPICS INC            COM             928269109      94       50,000 SH        SOLE            NONE       50,000
WABASH NATL CORP              COM             929566107      94       10,000 SH        SOLE            NONE       10,000
WEATHERFORD INTERNATIONAL LT  REG SHS         H27013103   1,554       82,895 SH        SHARED DEFINED    1        82,895
WESTPORT INNOVATIONS INC      COM NEW         960908309     985       41,020 SH        SHARED DEFINED    1        41,020
ZIPCAR INC                    COM             98974X103   1,008       49,400 SH        SOLE            NONE       49,400

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